LONG-TERM DEBT- Financial Convenant (Details) - Maximum	Dec. 31, 2024
Senior unsecured medium-term notes
Disclosure of detailed information about borrowings [line items]
Funded Debt to Capitalization	0.70
Credit facilities
Disclosure of detailed information about borrowings [line items]
Debt to Capital	0.70